Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Americas Segment [Member]	Dec. 31, 2010 Americas Segment [Member]	Dec. 31, 2011 EAME Segment [Member]	Dec. 31, 2010 EAME Segment [Member]	Dec. 31, 2011 Asia Pacific Segment [Member]	Dec. 31, 2010 Asia Pacific Segment [Member]	Dec. 31, 2009 Asia Pacific Segment [Member]	Dec. 31, 2011 Vacation Ownership & Residential [Member]	Dec. 31, 2010 Vacation Ownership & Residential [Member]	Dec. 31, 2009 Vacation Ownership & Residential [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 1,499	$ 1,483	$ 823	$ 807	$ 242	$ 242	$ 283	$ 283	$ 283	$ 151	$ 151	$ 151
Acquisitions	26	26		26	26
Cumulative translation adjustment	(11)	(8)			(11)	(8)
Asset dispositions	(33)	(10)	(33)	(10)
Other	(1)	8			(1)	8
Goodwill, Ending Balance	$ 1,480	$ 1,499	$ 790	$ 823	$ 256	$ 242	$ 283	$ 283	$ 283	$ 151	$ 151	$ 151